Schedule of aging of past-due accounts receivable and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	¥ 2,369,401	¥ 2,696,147
Accounts receivable and contract assets, Current	2,231,002	2,575,261
1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	86,788	74,182
90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	19,527	15,926
120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	16,729	15,286
150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	15,355	15,492
Financing Receivables Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	138,399	120,886
New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	165,917	276,723
Accounts receivable and contract assets, Current	144,674	255,828
New borrowers [Member] | 1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	13,134	14,634
New borrowers [Member] | 90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	2,884	2,221
New borrowers [Member] | 120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	2,612	2,027
New borrowers [Member] | 150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	2,613	2,013
New borrowers [Member] | Financing Receivables Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	21,243	20,895
Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	1,115,460	1,795,503
Accounts receivable and contract assets, Current	998,304	1,695,512
Repeat Borrowers [Member] | 1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	73,654	59,548
Repeat Borrowers [Member] | 90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	16,643	13,705
Repeat Borrowers [Member] | 120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	14,117	13,259
Repeat Borrowers [Member] | 150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	12,742	13,479
Repeat Borrowers [Member] | Financing Receivables Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	117,156	99,991
Institutions [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	1,088,024	623,921
Accounts receivable and contract assets, Current	1,088,024	623,921
Institutions [Member] | 1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets
Institutions [Member] | 90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets
Institutions [Member] | 120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets
Institutions [Member] | 150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets
Institutions [Member] | Financing Receivables Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets